Performance Management	Feb. 28, 2025
Schwab Large-Cap Growth Fund | Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Growth Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 26.15% Q2 2020 Worst Quarter: (19.58%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	29.41%	16.85%	13.96%
After taxes on distributions	29.38%	16.21%	12.37%
After taxes on distributions and sale of shares	17.44%	13.47%	10.90%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Core Equity Fund | Schwab Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.88% Q2 2020 Worst Quarter: (21.37%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	25.45%	12.53%	10.97%
After taxes on distributions	23.21%	9.43%	8.21%
After taxes on distributions and sale of shares	16.76%	9.19%	8.04%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab International Core Equity Fund | Schwab International Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 17.18% Q4 2022 Worst Quarter: (24.88%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.18%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	9.05%	5.17%	5.17%
After taxes on distributions	8.62%	4.70%	4.71%
After taxes on distributions and sale of shares	6.06%	4.12%	4.20%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	3.82%	4.73%	5.20%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Dividend Equity Fund | Schwab Dividend Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000 Value Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 14.34% Q4 2020 Worst Quarter: (28.36%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	17.05%	7.63%	6.93%
After taxes on distributions	16.32%	6.12%	5.07%
After taxes on distributions and sale of shares	10.59%	5.73%	5.04%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Small-Cap Equity Fund | Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000 Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000 Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 25.89% Q4 2020 Worst Quarter: (33.91%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	25.89%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(33.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	10.06%	9.59%	7.93%
After taxes on distributions	6.74%	7.84%	5.64%
After taxes on distributions and sale of shares	8.16%	7.42%	5.71%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	7.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Health Care Fund | Schwab Health Care Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.30% Q2 2020 Worst Quarter: (12.09%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	0.10%	5.97%	7.38%
After taxes on distributions	(1.92%)	4.01%	5.34%
After taxes on distributions and sale of shares	1.57%	4.56%	5.53%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Global Health Care Index	1.13%	5.34%	7.27%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 14.71% Q2 2020 Worst Quarter: (11.79%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	12.89%	7.26%	7.19%
After taxes on distributions	11.33%	5.50%	5.42%
After taxes on distributions and sale of shares	8.24%	5.23%	5.18%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Blended Index(1)	12.08%	7.77%	7.88%

(1)
The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab S&P 500 Index Fund | Schwab S&P 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.55% Q2 2020 Worst Quarter: (19.60%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	24.96%	14.49%	13.05%
After taxes on distributions	24.60%	14.09%	12.52%
After taxes on distributions and sale of shares	15.03%	11.58%	10.75%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000 Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000 Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 31.42% Q4 2020 Worst Quarter: (30.56%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	31.42%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	11.58%	7.47%	7.87%
After taxes on distributions	11.06%	6.60%	6.56%
After taxes on distributions and sale of shares	7.07%	5.72%	5.97%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	7.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Total Stock Market Index Fund | Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 22.07% Q2 2020 Worst Quarter: (20.98%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	23.85%	13.76%	12.44%
After taxes on distributions	23.48%	13.35%	11.93%
After taxes on distributions and sale of shares	14.36%	10.96%	10.22%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Large-Cap Growth Index Fund | Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Growth Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Growth Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 27.82% Q2 2020 Worst Quarter: (20.94%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (12/20/17)
Before taxes	33.30%	18.92%	17.83%
After taxes on distributions	33.13%	18.65%	17.56%
After taxes on distributions and sale of shares	19.83%	15.37%	14.79%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.73%
Russell 1000 Growth Index	33.36%	18.96%	17.88%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Large-Cap Value Index Fund | Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Value Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000 Value Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 16.24% Q4 2020 Worst Quarter: (26.79%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (12/20/17)
Before taxes	14.37%	8.63%	8.35%
After taxes on distributions	13.63%	7.82%	7.52%
After taxes on distributions and sale of shares	9.01%	6.64%	6.46%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.73%
Russell 1000 Value Index	14.37%	8.68%	8.42%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 24.55% Q2 2020 Worst Quarter: (27.07%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (12/20/17)
Before taxes	15.30%	9.89%	9.62%
After taxes on distributions	14.55%	9.33%	9.04%
After taxes on distributions and sale of shares	9.49%	7.75%	7.60%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.73%
Russell Midcap Index	15.34%	9.92%	9.66%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab International Index Fund | Schwab International Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 18.19% Q4 2022 Worst Quarter: (23.21%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.19%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	3.54%	4.77%	5.29%
After taxes on distributions	2.83%	4.16%	4.67%
After taxes on distributions and sale of shares	2.73%	3.77%	4.21%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	3.82%	4.73%	5.20%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Large Company Index Fund | Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 18.47% Q2 2020 Worst Quarter: (26.07%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	16.78%	13.04%	11.29%
After taxes on distributions	16.30%	12.17%	10.04%
After taxes on distributions and sale of shares	10.29%	10.26%	8.88%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Russell 1000® Index	24.51%	14.28%	12.87%
RAFI Fundamental High Liquidity US Large Index(1)	—	—	—
Russell RAFI US Large Company Index	16.96%	13.28%	11.56%
Fundamental US Large Spliced Index(2)	17.04%	13.29%	11.57%

(1)
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.

(2)
The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI US Large Company Index from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Small Company Index Fund | Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 30.57% Q4 2020 Worst Quarter: (35.51%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(35.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	9.00%	9.66%	8.66%
After taxes on distributions	8.53%	8.41%	7.23%
After taxes on distributions and sale of shares	5.60%	7.43%	6.60%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
RAFI Fundamental High Liquidity US Small Index(1)	—	—	—
Russell RAFI US Small Company Index	8.76%	9.73%	8.82%
Fundamental US Small Spliced Index(2)	9.16%	9.81%	8.86%

(1)
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.

(2)
The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI US Small Company Index from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Equity Index Fund | Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 21.62% Q4 2020 Worst Quarter: (27.49%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	2.26%	6.16%	5.66%
After taxes on distributions	1.57%	5.54%	5.05%
After taxes on distributions and sale of shares	2.10%	4.93%	4.57%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	3.82%	4.73%	5.20%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1)(2)	—	—	—
Russell RAFI Developed ex US Large Company Index (Net)(1)	2.74%	6.35%	5.78%
Fundamental Developed ex US Large Spliced Index(1)(3)	2.68%	6.34%	5.78%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

(2)
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.

(3)
The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Small Equity Index Fund | Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 18.33% Q2 2020 Worst Quarter: (28.91%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	1.27%	3.15%	5.34%
After taxes on distributions	0.33%	2.31%	4.53%
After taxes on distributions and sale of shares	1.67%	2.54%	4.27%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	3.82%	4.73%	5.20%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1)(2)	—	—	—
Russell RAFI Developed ex US Small Company Index (Net)(1)	1.62%	3.46%	5.63%
Fundamental Developed ex US Small Spliced Index(1)(3)	1.81%	3.50%	5.65%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

(2)
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.

(3)
The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental Emerging Markets Equity Index Fund | Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI Emerging Markets Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The MSCI Emerging Markets Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index. The fund does not seek to track the regulatory index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 21.76% Q4 2020 Worst Quarter: (30.98%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	12.30%	3.79%	5.68%
After taxes on distributions	11.14%	2.76%	4.90%
After taxes on distributions and sale of shares	8.16%	2.88%	4.54%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index (Net)(1)	7.50%	1.70%	3.64%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1)(2)	—	—	—
Russell RAFI Emerging Markets Large Company Index (Net)(1)	13.08%	4.40%	6.33%
Fundamental Emerging Markets Spliced Index(1)(3)	13.39%	4.45%	6.36%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

(2)
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI

Fundamental High Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The index has not been in operation for a full calendar year, and therefore has no performance data to present. Performance of the fund prior to June 21, 2024, is based on the fund’s investment strategy to track the previous index.
?
(3)
The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012, until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024, forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/prospectus.
On February 26, 2019, the Investor Shares and Select Shares share classes were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to February 26, 2019, is that of the fund’s former Select Shares.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 26.69% Q2 2020 Worst Quarter: (25.85%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	26.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	0.92%	2.14%	4.37%
After taxes on distributions	0.65%	0.72%	3.15%
After taxes on distributions and sale of shares	1.09%	1.70%	3.46%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index (Net)(1)	3.82%	4.73%	5.20%

(1)
The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of a broad-based index and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of a broad-based index and a composite index based on the fund’s target allocation.
Performance Additional Market Index [Text]	The All Equity Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 27.34% S&P 500 Index, 9.0% Russell 1000® Growth Index, 13.5% RAFI Fundamental High Liquidity US Large Index, 8.09% Russell 2000® Index, 3.42% RAFI Fundamental High Liquidity US Small Index, 16.07% MSCI EAFE Index (Net), 7.08% RAFI Fundamental High Liquidity Developed ex-US Large Index, 5.0% RAFI Fundamental High Liquidity Developed ex-US Small Index, 5.0% RAFI Fundamental High Liquidity Emerging Markets Index, 5.0% Dow Jones Equity All REIT Capped Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 19.08% Q2 2020 Worst Quarter: (24.96%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(24.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	14.35%	9.53%	9.01%
After taxes on distributions	12.51%	8.28%	7.61%
After taxes on distributions and sale of shares	9.94%	7.43%	7.00%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
All Equity Composite Index(1)	15.01%	10.04%	9.56%
(1)
The All Equity Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 27.34% S&P 500 Index, 9.0% Russell 1000® Growth Index, 13.5% RAFI Fundamental High Liquidity US Large Index, 8.09% Russell 2000® Index, 3.42% RAFI Fundamental High Liquidity US Small Index, 16.07% MSCI EAFE Index (Net), 7.08% RAFI Fundamental High Liquidity Developed ex-US Large Index, 5.0% RAFI Fundamental High Liquidity Developed ex-US Small Index, 5.0% RAFI Fundamental High Liquidity Emerging Markets Index, 5.0% Dow Jones Equity All REIT Capped Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 24.0% S&P 500 Index, 7.3% Russell 1000® Growth Index, 12.0% RAFI Fundamental High Liquidity US Large Index, 6.1% Russell 2000® Index, 2.61% RAFI Fundamental High Liquidity US Small Index, 12.13% MSCI EAFE Index (Net), 5.2% RAFI Fundamental High Liquidity Developed ex-US Large Index, 3.33% RAFI Fundamental High Liquidity Developed ex-US Small Index, 3.33% RAFI Fundamental High Liquidity Emerging Markets Index, 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.83% Q2 2020 Worst Quarter: (19.95%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	12.25%	8.03%	7.78%
After taxes on distributions	9.36%	6.39%	6.12%
After taxes on distributions and sale of shares	9.15%	6.13%	5.90%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Growth Composite Index(1)	12.85%	8.54%	8.32%
(1)
The Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 24.0% S&P 500 Index, 7.3% Russell 1000® Growth Index, 12.0% RAFI Fundamental High Liquidity US Large Index, 6.1% Russell 2000® Index, 2.61% RAFI Fundamental High Liquidity US Small Index, 12.13% MSCI EAFE Index (Net), 5.2% RAFI Fundamental High Liquidity Developed ex-US Large Index, 3.33% RAFI Fundamental High Liquidity Developed ex-US Small Index, 3.33% RAFI Fundamental High Liquidity Emerging Markets Index, 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 18.5% S&P 500 Index, 5.5% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex-US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex-US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index.. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 12.36% Q2 2020 Worst Quarter: (14.35%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(14.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	9.48%	6.02%	6.17%
After taxes on distributions	6.72%	4.43%	4.50%
After taxes on distributions and sale of shares	7.18%	4.46%	4.51%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Balanced Composite Index(1)	10.02%	6.51%	6.70%
(1)
The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 18.5% S&P 500 Index, 5.5% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex-US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex-US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 35.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index.. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 13.0% S&P 500 Index, 3.0% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex-US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex-US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.06% Q2 2020 Worst Quarter: (8.84%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	6.60%	3.80%	4.40%
After taxes on distributions	3.90%	2.21%	2.96%
After taxes on distributions and sale of shares	5.23%	2.66%	3.11%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Conservative Composite Index(1)	7.08%	4.33%	4.98%
(1)
The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective July 1, 2024, the index is composed of 13.0% S&P 500 Index, 3.0% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex-US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex-US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 55.0% Bloomberg US Aggregate Bond Index, 1.0% Bloomberg US Government/Credit 1-5 Year Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to July 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2010 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 22.5% S&P 500 Index, 1.2% Russell Midcap® Index, 1.8% Russell 2000 Index, 7.6% MSCI EAFE Index (Net), 44.4% Bloomberg US Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index (Net), 6.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 8.1% Bloomberg US Government/Credit 1-5 Year Index, and 3.1% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.36% Q2 2020 Worst Quarter: (8.62%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(8.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	7.37%	4.14%	4.56%
After taxes on distributions	5.24%	2.69%	3.27%
After taxes on distributions and sale of shares	5.05%	2.82%	3.18%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2010 Composite Index(1)	7.35%	4.20%	4.78%
(1)
The Target 2010 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 22.5% S&P 500 Index, 1.2% Russell Midcap® Index, 1.8% Russell 2000 Index, 7.6% MSCI EAFE Index (Net), 44.4% Bloomberg US Aggregate Bond Index, 2.5% FTSE EPRA/NAREIT Global Index (Net), 6.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 8.1% Bloomberg US Government/Credit 1-5 Year Index, and 3.1% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2015 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.8% S&P 500 Index, 1.4% Russell Midcap® Index, 2.0% Russell 2000 Index, 8.8% MSCI EAFE Index (Net), 41.7% Bloomberg US Aggregate Bond Index, 2.8% FTSE EPRA/NAREIT Global Index (Net), 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.5% Bloomberg US Government/Credit 1-5 Year Index, and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.91% Q2 2020 Worst Quarter: (9.18%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.18%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	7.91%	4.42%	4.76%
After taxes on distributions	5.57%	2.61%	3.01%
After taxes on distributions and sale of shares	5.61%	3.03%	3.26%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2015 Composite Index(1)	7.90%	4.53%	5.02%
(1)
The Target 2015 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 24.8% S&P 500 Index, 1.4% Russell Midcap® Index, 2.0% Russell 2000 Index, 8.8% MSCI EAFE Index (Net), 41.7% Bloomberg US Aggregate Bond Index, 2.8% FTSE EPRA/NAREIT Global Index (Net), 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.5% Bloomberg US Government/Credit 1-5 Year Index, and 2.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2020 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.2% S&P 500 Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000 Index, 9.8% MSCI EAFE Index (Net), 39.9% Bloomberg US Aggregate Bond Index, 3.0% FTSE EPRA/NAREIT Global Index (Net), 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.1% Bloomberg US Government/Credit 1-5 Year Index, and 2.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 10.27% Q2 2020 Worst Quarter: (9.40%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.40%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	8.34%	4.60%	5.11%
After taxes on distributions	5.77%	2.70%	3.34%
After taxes on distributions and sale of shares	6.03%	3.17%	3.57%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2020 Composite Index(1)	8.26%	4.73%	5.42%
(1)
The Target 2020 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 26.2% S&P 500 Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000 Index, 9.8% MSCI EAFE Index (Net), 39.9% Bloomberg US Aggregate Bond Index, 3.0% FTSE EPRA/NAREIT Global Index (Net), 6.1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.1% Bloomberg US Government/Credit 1-5 Year Index, and 2.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.3% S&P 500 Index, 1.4% Russell Midcap® Index, 2.4% Russell 2000 Index, 11.8% MSCI EAFE Index (Net), 36.6% Bloomberg US Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index (Net), 0.1% MSCI Emerging Markets Index (Net), 5.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.7% Bloomberg Global Aggregate ex-US Hedged Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 13.11% Q2 2020 Worst Quarter: (12.51%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(12.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	8.80%	5.35%	5.84%
After taxes on distributions	6.53%	3.74%	4.26%
After taxes on distributions and sale of shares	6.16%	3.81%	4.20%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2025 Composite Index(1)	8.82%	5.56%	6.24%
(1)
The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 28.3% S&P 500 Index, 1.4% Russell Midcap® Index, 2.4% Russell 2000 Index, 11.8% MSCI EAFE Index (Net), 36.6% Bloomberg US Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index (Net), 0.1% MSCI Emerging Markets Index (Net), 5.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.7% Bloomberg Global Aggregate ex-US Hedged Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, and 1.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2030 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 35.0% S&P 500 Index, 1.6% Russell Midcap® Index, 3.6% Russell 2000 Index, 15.8% MSCI EAFE Index (Net), 27.2% Bloomberg US Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index (Net), 0.9% MSCI Emerging Markets Index (Net), 1.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.0% Bloomberg Global Aggregate ex-US Hedged Index, 4.2% Bloomberg US Government/Credit 1-5 Year Index, and 1.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.14% Q2 2020 Worst Quarter: (15.18%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	10.55%	6.38%	6.60%
After taxes on distributions	8.70%	4.85%	4.92%
After taxes on distributions and sale of shares	7.10%	4.68%	4.80%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2030 Composite Index(1)	10.67%	6.64%	7.06%
(1)
The Target 2030 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 35.0% S&P 500 Index, 1.6% Russell Midcap® Index, 3.6% Russell 2000 Index, 15.8% MSCI EAFE Index (Net), 27.2% Bloomberg US Aggregate Bond Index, 4.3% FTSE EPRA/NAREIT Global Index (Net), 0.9% MSCI Emerging Markets Index (Net), 1.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.0% Bloomberg Global Aggregate ex-US Hedged Index, 4.2% Bloomberg US Government/Credit 1-5 Year Index, and 1.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2035 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 39.6% S&P 500 Index, 1.7% Russell Midcap® Index, 4.6% Russell 2000 Index, 18.7% MSCI EAFE Index (Net), 20.5% Bloomberg US Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index (Net), 1.8% MSCI Emerging Markets Index (Net), 4.1% Bloomberg Global Aggregate ex-US Hedged Index, 2.9% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 16.68% Q2 2020 Worst Quarter: (17.23%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(17.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	11.75%	7.08%	7.12%
After taxes on distributions	10.56%	5.78%	5.64%
After taxes on distributions and sale of shares	7.50%	5.27%	5.28%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2035 Composite Index(1)	11.96%	7.41%	7.67%
(1)
The Target 2035 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 39.6% S&P 500 Index, 1.7% Russell Midcap® Index, 4.6% Russell 2000 Index, 18.7% MSCI EAFE Index (Net), 20.5% Bloomberg US Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index (Net), 1.8% MSCI Emerging Markets Index (Net), 4.1% Bloomberg Global Aggregate ex-US Hedged Index, 2.9% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2040 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 43.0% S&P 500 Index, 1.8% Russell Midcap® Index, 5.4% Russell 2000 Index, 21.0% MSCI EAFE Index (Net), 14.7% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA/NAREIT Global Index (Net), 2.7% MSCI Emerging Markets Index (Net), 3.0% Bloomberg Global Aggregate ex-US Hedged Index, 2.8%, 1.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 17.97% Q2 2020 Worst Quarter: (18.95%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	12.78%	7.64%	7.56%
After taxes on distributions	11.39%	6.19%	5.86%
After taxes on distributions and sale of shares	8.36%	5.74%	5.60%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2040 Composite Index(1)	12.92%	8.00%	8.15%
(1)
The Target 2040 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 43.0% S&P 500 Index, 1.8% Russell Midcap® Index, 5.4% Russell 2000 Index, 21.0% MSCI EAFE Index (Net), 14.7% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA/NAREIT Global Index (Net), 2.7% MSCI Emerging Markets Index (Net), 3.0% Bloomberg Global Aggregate ex-US Hedged Index, 2.8%, 1.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.9% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2045 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% S&P 500 Index, 1.9% Russell Midcap® Index, 6.2% Russell 2000 Index, 22.9% MSCI EAFE Index (Net), 9.7% Bloomberg US Aggregate Bond Index, 6.0% FTSE EPRA/NAREIT Global Index (Net), 3.6% MSCI Emerging Markets Index (Net), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 1.2% Bloomberg US Government/Credit 1-5 Year Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 19.22% Q2 2020 Worst Quarter: (20.48%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	13.40%	8.09%	7.88%
After taxes on distributions	12.52%	6.94%	6.61%
After taxes on distributions and sale of shares	8.46%	6.15%	6.01%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2045 Composite Index(1)	13.69%	8.49%	8.53%
(1)
The Target 2045 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 45.7% S&P 500 Index, 1.9% Russell Midcap® Index, 6.2% Russell 2000 Index, 22.9% MSCI EAFE Index (Net), 9.7% Bloomberg US Aggregate Bond Index, 6.0% FTSE EPRA/NAREIT Global Index (Net), 3.6% MSCI Emerging Markets Index (Net), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 1.2% Bloomberg US Government/Credit 1-5 Year Index, and 0.7% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2050 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.0% S&P 500 Index, 1.9% Russell Midcap® Index, 6.9% Russell 2000 Index, 24.1% MSCI EAFE Index (Net), 6.4% Bloomberg US Aggregate Bond Index, 6.4% FTSE EPRA/NAREIT Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.4% Bloomberg Global Aggregate ex-US Hedged Index, 0.8% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 19.89% Q2 2020 Worst Quarter: (21.26%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	13.93%	8.42%	8.10%
After taxes on distributions	13.05%	7.20%	6.81%
After taxes on distributions and sale of shares	8.86%	6.42%	6.20%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2050 Composite Index(1)	14.17%	8.78%	8.74%
(1)
The Target 2050 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.0% S&P 500 Index, 1.9% Russell Midcap® Index, 6.9% Russell 2000 Index, 24.1% MSCI EAFE Index (Net), 6.4% Bloomberg US Aggregate Bond Index, 6.4% FTSE EPRA/NAREIT Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.4% Bloomberg Global Aggregate ex-US Hedged Index, 0.8% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2055 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.8% S&P 500 Index, 2.0% Russell Midcap® Index, 7.3% Russell 2000 Index, 24.8% MSCI EAFE Index (Net), 4.5% Bloomberg US Aggregate Bond Index, 6.5% FTSE EPRA/NAREIT Global Index (Net), 5.0% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.32% Q2 2020 Worst Quarter: (21.86%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.32%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Before taxes	14.07%	8.49%	8.18%
After taxes on distributions	13.18%	7.32%	6.92%
After taxes on distributions and sale of shares	8.98%	6.49%	6.28%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	12.48%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	1.35%
Target 2055 Composite Index(1)	14.43%	8.94%	8.88%
(1)
The Target 2055 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 47.8% S&P 500 Index, 2.0% Russell Midcap® Index, 7.3% Russell 2000 Index, 24.8% MSCI EAFE Index (Net), 4.5% Bloomberg US Aggregate Bond Index, 6.5% FTSE EPRA/NAREIT Global Index (Net), 5.0% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2060 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.3% S&P 500® Index, 2.0% Russell Midcap® Index, 7.6% Russell 2000® Index, 25.4% MSCI EAFE Index (Net), 2.9% Bloomberg US Aggregate Bond Index, 6.7% FTSE EPRA/NAREIT Global Index (Net), 5.5% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.90% Q2 2020 Worst Quarter: (22.45%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	Since Inception (8/25/16)
Before taxes	14.30%	8.62%	9.42%
After taxes on distributions	13.51%	7.62%	8.38%
After taxes on distributions and sale of shares	9.08%	6.63%	7.37%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	13.78%	14.01%
Bloomberg US Aggregate Bond Index	1.25%	(0.33%)	0.87%
Target 2060 Composite Index(1)	14.64%	9.10%	10.04%
(1)
The Target 2060 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.3% S&P 500® Index, 2.0% Russell Midcap® Index, 7.6% Russell 2000® Index, 25.4% MSCI EAFE Index (Net), 2.9% Bloomberg US Aggregate Bond Index, 6.7% FTSE EPRA/NAREIT Global Index (Net), 5.5% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the fund’s investment results for the prior calendar year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]	The Target 2065 Composite Index is a custom blended index developed by Schwab Asset Management based on the Target 2065 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.7% S&P 500® Index, 2.1% Russell Midcap® Index, 7.8% Russell 2000® Index, 25.8% MSCI EAFE Index (Net),1.5% Bloomberg US Aggregate Bond Index, 6.8% FTSE EPRA/NAREIT Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 11.12% Q4 2023 Worst Quarter: (15.41%) Q2 2022
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	Since Inception (2/25/21)
Before taxes	14.39%	6.36%
After taxes on distributions	13.66%	5.40%
After taxes on distributions and sale of shares	9.11%	4.77%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	23.88%	11.69%
Bloomberg US Aggregate Bond Index	1.25%	(1.51%)
Target 2065 Composite Index(1)	14.81%	7.32%
(1)
The Target 2065 Composite Index is a custom blended index developed by Schwab Asset Management based on the Target 2065 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 48.7% S&P 500® Index, 2.1% Russell Midcap® Index, 7.8% Russell 2000® Index, 25.8% MSCI EAFE Index (Net),1.5% Bloomberg US Aggregate Bond Index, 6.8% FTSE EPRA/NAREIT Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus